UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D/A

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
December 08, 2014 to January 12, 2015

Commission File Number of Issuing entity:	333-191331-06

GS Mortgage Securities Trust 2014-GC26
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:	333-191331

GS Mortgage Securities Corporation II
(Exact name of depositor as specified in its charter)

Goldman Sachs Mortgage Company Cantor Commercial Real Estate Lending L.P. Citigroup Global Markets Realty Corp. MC-Five Mile Commercial Mortgage Finance LLC Starwood Mortgage Finance LLC
(Exact name of sponsor(s) as specified in its charters)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3951634 38-3951635
(I.R.S. Employer Identification No.)

190 S. LaSalle Street, Chicago, IL

(Address of principal executive offices of issuing entity)

60603
(Zip Code)

(312) 332-7459
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
A-1	☐	☐	☑	_______
A-2	☐	☐	☑	_______
A-3	☐	☐	☑	_______
A-4	☐	☐	☑	_______
A-5	☐	☐	☑	_______
A-AB	☐	☐	☑	_______
A-S	☐	☐	☑	_______
B	☐	☐	☑	_______
C	☐	☐	☑	_______
PEZ	☐	☐	☑	_______
X-A	☐	☐	☑	_______
X-B	☐	☐	☑	_______

Indicate by check mark whether the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days? Yes ☑ No ☐

Explanatory Note

This Form 10-D/A amends the Form 10-D (the “Form 10-D”), dated January 23, 2015 and filed January 26, 2015 with respect to GS Mortgage Securities Trust 2014-GC26. The purpose of this amendment is to make a clerical revision to the Form 10-D to conform the name of the issuing entity to the name as specified in its charter.

Item 9. Exhibits.
(a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(99.1) Monthly report distributed to holders of GS Mortgage Securities Trust 2014-GC26, relating to the January 12, 2015 distribution (filed as Exhibit 99.1 to the Form 10-D and incorporated by reference herein).

(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

GS Mortgage Securities Corporation II
(Depositor)

Date: February 06, 2015	/s/ J. Theodore Borter
Name: J. Theodore Borter
Title: President

EXHIBIT INDEX

Exhibit	Description
Exhibit 99.1	Monthly report distributed to holders of GS Mortgage Securities Trust 2014-GC26, relating to the January 12, 2015 distribution (filed as Exhibit 99.1 to the Form 10-D and incorporated by reference herein).